FINANCIAL INSTRUMENTS (Details 2) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Revenue Hedges [Member] | Currency Risk Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			$ 115.0
Increase Decrease In Fair Value Of Price Rate Percentage	5.00%	5.00%
Increase Of Net Gain Loss On Fair Value Hedging Instruments1		$ 3.7
Increase in Other Comprehensive Income		0.0
Decrease Of Net Gain Loss On Fair Value Hedging Instruments1		(4.6)
Decrease in Other Comprehensive Income		$ 0.0
ABL Facility Interest [Member] | Interest Rate Risk [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	CAD 40.6		$ 55.3
Increase Decrease In Fair Value Of Price Rate Description	100 bps	100 bps
Increase Of Net Gain Loss On Fair Value Hedging Instruments1	CAD (0.3)	$ (0.4)
Increase in Other Comprehensive Income	0.0	0.0
Decrease Of Net Gain Loss On Fair Value Hedging Instruments1	0.3	0.4
Decrease in Other Comprehensive Income	CAD 0.0	$ 0.0